The Sentinel Funds

    Supplement dated September 16, 2005 to the Prospectus dated March 4, 2005 as supplemented on September 7, 2005

REORGANIZATIONS (SENTINEL BOND, SENTINEL CORE MID CAP,
SENTINEL FLEX CAP OPPORTUNITY,  SENTINEL GOVERNMENT SECURITIES,
SENTINEL GROWTH INDEX AND SENTINEL MID CAP GROWTH FUNDS)
---------------------------------------------------------------

The Bond Fund, Core Mid Cap Fund and Growth Index Fund will close to new accounts and investments (other than reinvested dividends) on September 20, 2005 and the reorganizations are expected to occur on or about September 23, 2005. Any properly documented investments received for these Funds on September 20-23, 2005, will be invested in the Government Securities, Mid Cap Growth or Flex Cap Opportunity Funds, respectively.

Any investments received for the closed Funds after September 23, 2005 may be deposited into the Class A shares of the U.S. Treasury Money Market Fund. We will treat your inaction as approval of this purchase. You may at any time after the purchase direct us to redeem or exchange these shares of the U.S. Treasury Money Market Fund, at the next net asset value calculated after we accept such direction. All transactions will be subject to any applicable sales load.

SPECIAL SHAREHOLDER MEETING (ALL FUNDS EXCEPT PENNSYLVANIA TAX-FREE TRUST)

On August 24, 2005, the Board of Directors of Sentinel Group Funds, Inc. met and approved (a) nominees for Directors (which encompasses all of the current Directors), (b) amendments to the advisory fee schedule in the advisory agreements for the Common Stock, High Yield Bond, International Equity, Mid Cap Growth and Small Company Funds, (c) amendments to and restatement of the Charter of Sentinel Group Funds, Inc. and (d) approval of each Funds' fundamental investment policies, including the elimination of a prohibition against securities lending. Under the second proposal, pro forma total annual expenses reflect a decrease for each Class of the High Yield Bond Fund and an increase for each Class of each of the Common Stock, International Equity, Mid Cap Growth and Small Company Funds.

The Board has called a Special Meeting of Shareholders to be held on November 21, 2005, at which time the shareholders will vote on the applicable proposals. Only shareholders of record as of the close of business on September 26, 2005, the record date for the Special Meeting, will be entitled to vote at the meeting. The Funds will mail proxy materials to shareholders of record, which will discuss the proposals in detail. These proxy materials are expected to begin mailing in mid-October, 2005.

RULE 12B-1 PLANS

The note to the tables on page 37 of the prospectus which was added in the prospectus supplement dated September 7, 2005 is deleted and replaced with the following:

Class B shares of the Capital Opportunity and Mid Cap Growth Funds issued to Class B shareholders of the Growth Index and Core Mid Cap Funds, respectively, in the reorganization effective in September 2005 are subject to the CDSC schedule that was in effect for the Growth Index and Core Mid Cap Funds, as applicable, at the time of the reorganization.

                               The Sentinel Funds

    Supplement dated September 16, 2005 to the Prospectus dated March 4, 2005 as supplemented on March 31, 2005, June 10, 2005, August 3, 2005
                             and September 7, 2005

REORGANIZATIONS (SENTINEL BOND, SENTINEL CORE MID CAP,
SENTINEL FLEX CAP OPPORTUNITY, SENTINEL GOVERNMENT SECURITIES,
SENTINEL GROWTH INDEX AND SENTINEL MID CAP GROWTH FUNDS)
-----------------------------------------------------------------

The Bond Fund, Core Mid Cap Fund and Growth Index Fund will close to new accounts and investments (other than reinvested dividends) on September 20, 2005 and the reorganizations are expected to occur on or about September 23, 2005. Any properly documented investments received for these Funds on September 20-23, 2005, will be invested in the Government Securities, Mid Cap Growth or Flex Cap Opportunity Funds, respectively.

Any investments received for the closed Funds after September 23, 2005 may be deposited into the Class A shares of the U.S. Treasury Money Market Fund. We will treat your inaction as approval of this purchase. You may at any time after the purchase direct us to redeem or exchange these shares of the U.S. Treasury Money Market Fund, at the next net asset value calculated after we accept such direction. All transactions will be subject to any applicable sales load.

SPECIAL SHAREHOLDER MEETING (ALL FUNDS EXCEPT PENNSYLVANIA TAX-FREE TRUST)

On August 24, 2005, the Board of Directors of Sentinel Group Funds, Inc. met and approved (a) nominees for Directors (which encompasses all of the current Directors), (b) amendments to the advisory fee schedule in the advisory agreements for the Common Stock, High Yield Bond, International Equity, Mid Cap Growth and Small Company Funds, (c) amendments to and restatement of the Charter of Sentinel Group Funds, Inc. and (d) approval of each Funds' fundamental investment policies, including the elimination of a prohibition against securities lending. Under the second proposal, pro forma total annual expenses reflect a decrease for each Class of the High Yield Bond Fund and an increase for each Class of each of the Common Stock, International Equity, Mid Cap Growth and Small Company Funds.

The Board has called a Special Meeting of Shareholders to be held on November 21, 2005, at which time the shareholders will vote on the applicable proposals. Only shareholders of record as of the close of business on September 26, 2005, the record date for the Special Meeting, will be entitled to vote at the meeting. The Funds will mail proxy materials to shareholders of record, which will discuss the proposals in detail. These proxy materials are expected to begin mailing in mid-October, 2005.

RULE 12B-1 PLANS

The note to the tables on page 37 of the prospectus which was added in the prospectus supplement dated September 7, 2005 is deleted and replaced with the following:

Class B shares of the Capital Opportunity and Mid Cap Growth Funds issued to Class B shareholders of the Growth Index and Core Mid Cap Funds, respectively, in the reorganization effective in September 2005 are subject to the CDSC schedule that was in effect for the Growth Index and Core Mid Cap Funds, as applicable, at the time of the reorganization.